Restructuring Activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Person	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring expenses, Net	$ 15	$ 11	$ 91
Number of workers reduced	5,500
HCERA Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses, Net	12	9	84
CCRAA Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses, Net	1	0	7
Other Reorganization Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses, Net	2	2	0
Continuing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses, Net	11	12	85
Discontinued Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses, Net	$ 4	$ (1)	$ 6